Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax
Schedule of components of income before income taxes

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman Islands	(75,926)	(29,736)	(119,601)
Hong Kong	68,578	(47,456)	5,633
PRC, excluding Hong Kong	179,803	1,930	(618,406)
Italy	20,012	(7,104)	(1,268)
Others	630	1,552	(1,173)
	193,097	(80,814)	(734,815)

Schedule of current and deferred portions of income tax (benefits) expenses included in the consolidated statements of comprehensive income

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current tax expenses	87,197	9,073	1,293
Deferred tax benefits	(55,771)	(2,470)	(170,376)
Income tax expenses (benefits)	31,426	6,603	(169,083)

Schedule of reconciliation of income tax rate

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Statutory income tax rate	25%	25%	25%
Increase (decrease) in effective income tax rate resulting from
Entities not subject to income tax	9.83%	(12.32)%	(4.07)%
Effect of PRC preferential tax rates and tax holiday	—	(18.79)%	1.24%
Tax rate differential	(2.83)%	2.21%	0.05%
Share-based compensation	1.11%	(2.19)%	(0.06)%
Non-deductive expense without tax invoice	2.08%	(1.09)%	(0.01)%
R&D surplus deduction	(5.41)%	7.97%	0.93%
Change in valuation allowance	(8.38)%	(11.89)%	(1.72)%
Others	(5.12)%	2.93%	1.65%
Effective income tax rate	16.28%	(8.17)%	23.01%

Schedule of deferred tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Deferred tax assets
Inventory write-downs	23,040	140,332
Net operating loss carry forwards	53,115	91,042
Advertisement expenses	1,362	709
Allowance for doubtful accounts	14,983	32,373
Lease liability	26,226	5,064
Valuation allowance	(9,604)	(22,245)
Total deferred tax assets, net	109,122	247,275

Deferred tax liabilities
Right of use assets	26,226	5,064
Total deferred tax liabilities	26,226	5,064
Net deferred tax assets	82,896	242,211
Net deferred tax liabilities	—	—

Schedule of changes in valuation allowance

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	19,851	—	9,604
Additions	—	9,604	12,641
Reversals	(19,851)	—	—
Balance at the end of the year	—	9,604	22,245